Operating leases - Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Leases [Abstract]
Operating lease costs	$ 18,905	$ 7,417	$ 34,243	$ 23,274
Income from sub-leases	(312)	(268)	(743)	(781)
Net operating lease costs	$ 18,593	$ 7,149	$ 33,500	$ 22,493